Quarterly Holdings Report
for
Fidelity® Europe Fund
January 31, 2025
EUR-NPRT1-0425
1.813067.120
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 2.8%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	46,200	3,562,959
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	65,000	12,690,514
TOTAL BELGIUM		16,253,473
CANADA - 0.4%
Information Technology - 0.4%
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	77,500	2,055,682
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	67,500	2,578,334
DENMARK - 4.4%
Financials - 1.0%
Insurance - 1.0%
Tryg A/S	274,200	5,561,534
Health Care - 2.7%
Pharmaceuticals - 2.7%
Novo Nordisk A/S Series B	182,900	15,441,272
Industrials - 0.7%
Air Freight & Logistics - 0.7%
DSV A/S	24,000	4,781,142
TOTAL DENMARK		25,783,948
FINLAND - 1.0%
Financials - 1.0%
Banks - 1.0%
Nordea Bank Abp (Sweden)	491,800	5,848,214
FRANCE - 14.0%
Consumer Discretionary - 2.6%
Textiles, Apparel & Luxury Goods - 2.6%
LVMH Moet Hennessy Louis Vuitton SE	20,400	14,920,654
Consumer Staples - 1.5%
Food Products - 1.5%
Danone SA	120,600	8,447,423
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Gaztransport Et Technigaz SA	17,300	2,654,364
TotalEnergies SE	74,907	4,339,523
		6,993,887
Financials - 2.3%
Banks - 1.0%
BNP Paribas SA	88,500	6,045,407
Insurance - 1.3%
AXA SA	185,600	7,041,137
TOTAL FINANCIALS		13,086,544

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	26,064	7,184,207
Industrials - 3.3%
Aerospace & Defense - 2.1%
Airbus SE	41,500	7,178,318
Dassault Aviation SA	22,400	5,061,184
		12,239,502
Building Products - 1.2%
Cie de Saint-Gobain SA	77,100	7,229,931
TOTAL INDUSTRIALS		19,469,433

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	63,518	11,095,437
TOTAL FRANCE		81,197,585
GERMANY - 15.0%
Communication Services - 3.0%
Diversified Telecommunication Services - 1.8%
Deutsche Telekom AG	302,800	10,158,625
Interactive Media & Services - 1.2%
Scout24 SE (a)(c)	72,000	7,002,450
TOTAL COMMUNICATION SERVICES		17,161,075

Consumer Discretionary - 1.4%
Specialty Retail - 0.4%
Auto1 Group SE (a)(b)(c)	127,600	2,488,598
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	22,200	5,870,419
TOTAL CONSUMER DISCRETIONARY		8,359,017

Financials - 1.8%
Capital Markets - 1.3%
Deutsche Boerse AG	29,900	7,386,433
Insurance - 0.5%
Hannover Rueck SE	11,800	3,112,968
TOTAL FINANCIALS		10,499,401

Health Care - 1.4%
Health Care Equipment & Supplies - 0.7%
Siemens Healthineers AG (a)(c)	69,900	3,967,257
Pharmaceuticals - 0.7%
Merck KGaA	26,200	3,954,956
TOTAL HEALTH CARE		7,922,213

Industrials - 2.9%
Aerospace & Defense - 1.6%
Rheinmetall AG	11,700	9,168,728
Electrical Equipment - 1.3%
Siemens Energy AG (b)	131,700	7,835,791
TOTAL INDUSTRIALS		17,004,519

Information Technology - 4.5%
Software - 4.5%
SAP SE	94,500	26,041,768
TOTAL GERMANY		86,987,993
IRELAND - 1.9%
Consumer Staples - 0.8%
Food Products - 0.8%
Kerry Group PLC Class A	42,500	4,371,474
Financials - 1.1%
Banks - 1.1%
AIB Group PLC	1,085,500	6,413,126
TOTAL IRELAND		10,784,600
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	132,400	2,347,452
ITALY - 7.8%
Consumer Discretionary - 2.0%
Automobiles - 1.1%
Ferrari NV (Italy)	13,900	6,007,314
Textiles, Apparel & Luxury Goods - 0.9%
Prada Spa	676,800	5,441,743
TOTAL CONSUMER DISCRETIONARY		11,449,057

Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola HBC AG	108,900	3,794,206
Davide Campari-Milano NV (d)	323,800	1,868,039
		5,662,245
Financials - 2.6%
Banks - 2.6%
FinecoBank Banca Fineco SpA	291,635	5,563,750
UniCredit SpA	214,200	9,836,762
		15,400,512
Health Care - 1.5%
Pharmaceuticals - 1.5%
Recordati Industria Chimica e Farmaceutica SpA	142,500	8,684,983
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	60,800	4,247,398
TOTAL ITALY		45,444,195
LUXEMBOURG - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
CVC Capital Partners PLC (a)(b)(c)	172,000	4,089,680
NETHERLANDS - 4.5%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	133,950	3,736,163
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV	25,600	18,937,929
Software - 0.6%
Topicus.com Inc	36,600	3,434,736
TOTAL INFORMATION TECHNOLOGY		22,372,665

TOTAL NETHERLANDS		26,108,828
NORWAY - 1.1%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Equinor ASA	94,200	2,268,692
Industrials - 0.7%
Aerospace & Defense - 0.7%
Kongsberg Gruppen ASA	34,200	4,067,004
TOTAL NORWAY		6,335,696
SOUTH AFRICA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Anglo American PLC	150,999	4,421,433
SPAIN - 1.5%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (a)(c)	145,100	2,537,881
Financials - 1.1%
Banks - 1.1%
CaixaBank SA	1,051,900	6,367,526
TOTAL SPAIN		8,905,407
SWEDEN - 5.2%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
Hemnet Group AB	154,900	5,160,632
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Haypp Group AB (b)	399,824	2,394,372
Financials - 2.3%
Capital Markets - 1.2%
EQT AB (d)	111,100	3,653,300
Nordnet AB	143,200	3,414,751
		7,068,051
Financial Services - 1.1%
Investor AB B Shares	214,700	6,124,715
TOTAL FINANCIALS		13,192,766

Industrials - 1.6%
Aerospace & Defense - 0.5%
Saab AB B Shares	147,500	3,188,454
Machinery - 1.1%
Indutrade AB	220,500	6,093,292
TOTAL INDUSTRIALS		9,281,746

Information Technology - 0.0%
Software - 0.0%
Kry International Ab (b)(e)(f)	18,879	392,485
TOTAL SWEDEN		30,422,001
SWITZERLAND - 4.2%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Cie Financiere Richemont SA Series A	44,210	8,546,619
Financials - 1.5%
Capital Markets - 1.5%
UBS Group AG	240,120	8,526,468
Health Care - 0.7%
Pharmaceuticals - 0.7%
Galderma Group AG (b)	34,600	4,205,567
Materials - 0.5%
Chemicals - 0.5%
Sika AG	13,140	3,337,086
TOTAL SWITZERLAND		24,615,740
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,600	5,986,552
UNITED KINGDOM - 24.4%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.8%
Zegona Communications plc (b)	816,600	4,758,761
Interactive Media & Services - 0.4%
Trustpilot Group PLC (a)(b)(c)	598,400	2,470,714
TOTAL COMMUNICATION SERVICES		7,229,475

Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 3.4%
Compass Group PLC	268,261	9,242,770
Deliveroo PLC Class A (a)(b)(c)	1,850,700	3,012,919
Flutter Entertainment PLC (United Kingdom) (b)	28,700	7,761,117
		20,016,806
Leisure Products - 0.6%
Games Workshop Group PLC	17,962	3,242,669
TOTAL CONSUMER DISCRETIONARY		23,259,475

Consumer Staples - 2.1%
Beverages - 1.2%
Diageo PLC	237,085	7,062,868
Tobacco - 0.9%
Imperial Brands PLC	153,612	5,180,973
TOTAL CONSUMER STAPLES		12,243,841

Financials - 5.8%
Banks - 1.5%
Lloyds Banking Group PLC	7,505,073	5,770,396
NatWest Group PLC	592,600	3,159,541
		8,929,937
Capital Markets - 2.9%
3i Group PLC	101,018	4,853,245
London Stock Exchange Group PLC	68,800	10,237,993
St James's Place PLC	99,900	1,305,547
		16,396,785
Financial Services - 0.2%
Revolut Group Holdings Ltd (e)(f)(g)	1,298	1,392,798
Insurance - 1.2%
Beazley PLC	317,100	3,294,784
Hiscox Ltd	256,367	3,474,313
		6,769,097
TOTAL FINANCIALS		33,488,617

Health Care - 3.5%
Pharmaceuticals - 3.5%
Astrazeneca PLC	145,100	20,368,505
Industrials - 5.4%
Aerospace & Defense - 1.7%
Rolls-Royce Holdings PLC (b)	1,353,000	10,088,177
Machinery - 0.2%
Judges Scientific PLC (d)	15,241	1,341,709
Professional Services - 2.7%
RELX PLC	301,322	14,962,591
Trading Companies & Distributors - 0.8%
Bunzl PLC	111,056	4,747,839
TOTAL INDUSTRIALS		31,140,316

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Halma PLC	102,245	3,857,720
Oxford Instruments PLC	22,101	575,464
		4,433,184
Real Estate - 0.9%
Diversified REITs - 0.3%
LondonMetric Property PLC	829,871	1,917,976
Real Estate Management & Development - 0.4%
Grainger PLC	732,933	1,935,667
Specialized REITs - 0.2%
Safestore Holdings PLC	182,073	1,391,763
TOTAL REAL ESTATE		5,245,406

Utilities - 0.8%
Multi-Utilities - 0.8%
National Grid PLC	368,867	4,474,819
TOTAL UNITED KINGDOM		141,883,638
UNITED STATES - 6.4%
Communication Services - 1.4%
Entertainment - 1.4%
Spotify Technology SA (b)	14,800	8,118,540
Consumer Staples - 1.6%
Food Products - 1.1%
Nestle SA	77,190	6,556,567
Tobacco - 0.5%
Philip Morris International Inc	22,200	2,890,440
TOTAL CONSUMER STAPLES		9,447,007

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Shell PLC	456,924	15,002,987
Industrials - 0.8%
Professional Services - 0.8%
Experian PLC	98,494	4,851,783
TOTAL UNITED STATES		37,420,317
TOTAL COMMON STOCKS (Cost $437,381,445)		569,470,768

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(e)(f) (Cost $1,000,736)	3,852	708,582

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	1,087,012	1,087,229
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	1,712,324	1,712,496
TOTAL MONEY MARKET FUNDS (Cost $2,799,725)			2,799,725

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $441,181,906)	572,979,075
NET OTHER ASSETS (LIABILITIES) - 1.5%	8,571,256
NET ASSETS - 100.0%	581,550,331

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $27,625,181 or 4.8% of net assets.

(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,569,499 or 4.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,493,865 or 0.4% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International Ab	5/14/21 - 10/30/24	1,248,474

Revolut Group Holdings Ltd	12/27/24	1,413,130

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,860,728	27,085,378	36,858,877	56,156	-	-	1,087,229	1,087,012	0.0%
Fidelity Securities Lending Cash Central Fund	1,011,520	25,485,922	24,784,946	6,809	-	-	1,712,496	1,712,324	0.0%
Total	11,872,248	52,571,300	61,643,823	62,965	-	-	2,799,725	2,799,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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